Income tax expense - Narrative (Details) € in Millions		1 Months Ended	12 Months Ended
	Aug. 03, 2020 EUR (€) installment	Apr. 30, 2019 EUR (€)	Mar. 31, 2022 EUR (€) installment	Mar. 31, 2021 EUR (€)	Mar. 31, 2020 EUR (€)
Italy
Disclosure of contingent liabilities [line items]
Taxation settlement payments		€ 3.6
Current tax liabilities, non-current	€ 10.9		€ 9.8	€ 12.4	€ 13.6
Number of quarterly installments | installment	16		4
Losses on litigation settlements			€ 2.6
Germany | Tax contingent liability
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			1.5	4.1	3.8
Germany | Royalty taxation
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities			€ 2.7	€ 0.0	€ 0.0